Summary of Significant Accounting Policies (Details 3)	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Foreign Currency Translation
Foreign Currency Exchange Rate, Translation	7.2672	7.0999	7.2513
Foreign Currency Average Exchange Rate Translation	7.2150	7.0809	6.9283